Principal Accounting Policies - Summary of Restatements to Provisions for Income Tax Expense/(Benefit) (Details) - CNY (¥) ¥ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Current tax expense		¥ (72,211)	¥ 25,903	¥ 128,762
Deferred tax benefit		1,817	(5,322)	(13,179)
Income tax expense/(benefit)	[1]	¥ (70,394)	¥ 20,581	115,583
As Previously Reported
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Current tax expense				32,156
Deferred tax benefit				(13,179)
Income tax expense/(benefit)				18,977
Adjustments
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Current tax expense				96,606
Income tax expense/(benefit)				¥ 96,606

[1]	The gain on disposal of available-for-sale debt investments, income before tax from continuing operations and the income tax expense for the year ended December 31, 2020 have been restated. Refer to Note 2(b) for further information.